RISKS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
RISKS
Restricted cash and cash equvalents	$ 0	$ 4,532,372
Decrease in revenue (as a percent)	16.00%
Specific Allowance For Lease Payment Receivables For COVID-19	$ 85,023,066